CONSOLIDATING FINANCIAL STATEMENTS (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Financial Statements
Proceeds from Stock Options Exercised		$ 1.1
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		19.1	(610.1)	(40.6)
Cash flows from investing activities
Capital expenditures		(79.1)	(55.0)	(50.4)
Acquisition of business, net of cash acquired		(1,035.2)	(12.8)	(9.8)
Investments in and advances to affiliates		0	(19.3)	0
Proceeds from disposition of discontinued operations		0.5	1,002.0	0
Investments in derivative securities		(16.1)	(21.1)	0
Proceeds from sale of assets		539.6	10.0	6.1
Intercompany investing activities		0	0	0
Other investing activities, net		(2.2)	0	0
Net cash provided by (used in) investing activities of continuing operations		(592.5)	903.8	(54.1)
Cash flows from financing activities
Repayments of debt		(444.2)	(365.5)	(685.0)
Proceeds from issuance of debt		926.7	73.9	1,114.3
Payment of debt issuance costs		(26.6)	(7.8)	(17.2)
Proceeds from issuance of common stock, net	156.0	0	0	156.3
Purchase of noncontrolling interest		(6.3)	(12.9)	(1.7)
Distributions to noncontrolling interest		0	(3.4)	(7.1)
Intercompany financing activities		0	0	0
Other financing activities, net		4.6	0	(0.8)
Net cash (used in) provided by financing activities of continuing operations		454.2	(315.7)	558.8
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	(53.1)	2.9
Net cash provided by (used in) investing activities of discontinued operations		0	0.1	(7.0)
Net cash used in financing activities of discontinued operations		0	0	(0.2)
Net cash used in discontinued operations		0	(53.0)	(4.3)
Effect of exchange rate changes on cash and cash equivalents		(0.9)	(2.0)	27.0
Net Increase (Decrease) in Cash and Cash Equivalents		(120.1)	(77.0)	486.8
Cash and Cash Equivalents at Beginning of Period		894.2	971.2	484.4
Cash and Cash Equivalents at End of Period		774.1	894.2	971.2
Terex Corporation
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		(10.7)	(454.0)	36.1
Cash flows from investing activities
Capital expenditures		(10.4)	(8.7)	(11.4)
Acquisition of business, net of cash acquired		0	(12.8)	0
Investments in and advances to affiliates			(14.6)
Proceeds from disposition of discontinued operations		0	294.8
Investments in derivative securities		(16.1)	(21.1)
Proceeds from sale of assets		531.8	2.4	0.2
Intercompany investing activities		(526.1)	(17.9)	(71.1)
Other investing activities, net		0
Net cash provided by (used in) investing activities of continuing operations		(20.8)	222.1	(82.3)
Cash flows from financing activities
Repayments of debt		(298.8)	(159.3)	(527.8)
Proceeds from issuance of debt		455.5	0	1,035.5
Payment of debt issuance costs		(26.6)	(6.0)	(17.2)
Proceeds from issuance of common stock, net				156.3
Purchase of noncontrolling interest		0	0	0
Distributions to noncontrolling interest			0	0
Intercompany financing activities		(2.5)	0	(0.5)
Other financing activities, net		3.7	1.3	0.6
Net cash (used in) provided by financing activities of continuing operations		131.3	(164.0)	646.9
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	(19.3)	(22.6)
Net cash provided by (used in) investing activities of discontinued operations		0	0	(0.2)
Net cash used in financing activities of discontinued operations		0	0	0
Net cash used in discontinued operations		0	(19.3)	(22.8)
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Net Increase (Decrease) in Cash and Cash Equivalents		99.8	(415.2)	577.9
Cash and Cash Equivalents at Beginning of Period		164.2	579.4	1.5
Cash and Cash Equivalents at End of Period		264.0	164.2	579.4
Wholly-owned Guarantors
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		17.0	65.6	(14.1)
Cash flows from investing activities
Capital expenditures		(22.5)	(10.6)	(7.4)
Acquisition of business, net of cash acquired		(2.0)	0	0
Investments in and advances to affiliates			0
Proceeds from disposition of discontinued operations		0	0
Investments in derivative securities		0	0
Proceeds from sale of assets		0.1	1.4	1.2
Intercompany investing activities		12.6	0	0.3
Other investing activities, net		0
Net cash provided by (used in) investing activities of continuing operations		(11.8)	(9.2)	(5.9)
Cash flows from financing activities
Repayments of debt		(0.5)	(51.6)	(2.5)
Proceeds from issuance of debt		1.9	0	0
Payment of debt issuance costs		0	(0.8)	0
Proceeds from issuance of common stock, net				0
Purchase of noncontrolling interest		(6.3)	0	(1.7)
Distributions to noncontrolling interest			(0.2)	(1.0)
Intercompany financing activities		0	0	1.7
Other financing activities, net		0	(0.1)	0
Net cash (used in) provided by financing activities of continuing operations		(4.9)	(52.7)	(3.5)
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	(2.2)	19.2
Net cash provided by (used in) investing activities of discontinued operations		0	0	(0.4)
Net cash used in financing activities of discontinued operations		0	0	(0.2)
Net cash used in discontinued operations		0	(2.2)	18.6
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Net Increase (Decrease) in Cash and Cash Equivalents		0.3	1.5	(4.9)
Cash and Cash Equivalents at Beginning of Period		2.0	0.5	5.4
Cash and Cash Equivalents at End of Period		2.3	2.0	0.5
Non-guarantor Subsidiaries
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		12.8	(221.7)	(62.6)
Cash flows from investing activities
Capital expenditures		(46.2)	(35.7)	(31.6)
Acquisition of business, net of cash acquired		(1,033.2)	0	(9.8)
Investments in and advances to affiliates			(4.7)
Proceeds from disposition of discontinued operations		0.5	707.2
Investments in derivative securities		0	0
Proceeds from sale of assets		7.7	6.2	4.7
Intercompany investing activities		(47.6)	0	0.5
Other investing activities, net		(2.2)
Net cash provided by (used in) investing activities of continuing operations		(1,121.0)	673.0	(36.2)
Cash flows from financing activities
Repayments of debt		(144.9)	(154.6)	(154.7)
Proceeds from issuance of debt		469.3	73.9	78.8
Payment of debt issuance costs		0	(1.0)	0
Proceeds from issuance of common stock, net				0
Purchase of noncontrolling interest		0	(12.9)	0
Distributions to noncontrolling interest			(3.2)	(6.1)
Intercompany financing activities		563.6	17.9	69.1
Other financing activities, net		0.9	(1.2)	(1.4)
Net cash (used in) provided by financing activities of continuing operations		888.9	(81.1)	(14.3)
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	(31.6)	6.3
Net cash provided by (used in) investing activities of discontinued operations		0	0.1	(6.4)
Net cash used in financing activities of discontinued operations		0	0	0
Net cash used in discontinued operations		0	(31.5)	(0.1)
Effect of exchange rate changes on cash and cash equivalents		(0.9)	(2.0)	27.0
Net Increase (Decrease) in Cash and Cash Equivalents		(220.2)	336.7	(86.2)
Cash and Cash Equivalents at Beginning of Period		728.0	391.3	477.5
Cash and Cash Equivalents at End of Period		507.8	728.0	391.3
Intercompany Eliminations
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		0	0	0
Cash flows from investing activities
Capital expenditures		0	0	0
Acquisition of business, net of cash acquired		0	0	0
Investments in and advances to affiliates			0
Proceeds from disposition of discontinued operations		0	0
Investments in derivative securities		0	0
Proceeds from sale of assets		0	0	0
Intercompany investing activities		561.1	17.9	70.3
Other investing activities, net		0
Net cash provided by (used in) investing activities of continuing operations		561.1	17.9	70.3
Cash flows from financing activities
Repayments of debt		0	0	0
Proceeds from issuance of debt		0	0	0
Payment of debt issuance costs		0	0	0
Proceeds from issuance of common stock, net				0
Purchase of noncontrolling interest		0	0	0
Distributions to noncontrolling interest			0	0
Intercompany financing activities		(561.1)	(17.9)	(70.3)
Other financing activities, net		0	0	0
Net cash (used in) provided by financing activities of continuing operations		(561.1)	(17.9)	(70.3)
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	0	0
Net cash provided by (used in) investing activities of discontinued operations		0	0	0
Net cash used in financing activities of discontinued operations		0	0	0
Net cash used in discontinued operations		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Net Increase (Decrease) in Cash and Cash Equivalents		0	0	0
Cash and Cash Equivalents at Beginning of Period		0	0	0
Cash and Cash Equivalents at End of Period		$ 0	$ 0	$ 0